Prepaid expenses and other current assets (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 36,703	$ 57,159	$ 157,156	$ 63,994
Other receivables, net of allowance of $nil (2022) and $nil (2021)			11,514	77,734
Advances to suppliers			34,661	132,718
Deposits	32,154	27,873	21,061	26,924
Other current assets	74,002	31,931
Prepayments, deposits and other current assets	$ 142,859	$ 116,963	$ 224,392	$ 301,370